Related party disclosures - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party disclosures [Line Items]
Provision for receivables	$ 8,815	$ 13,999
Related parties
Related party disclosures [Line Items]
Provision for receivables	$ 1,378	$ 717